Financial Instruments - Derivative Foreign Currency Contracts at Gross Fair Value and Unrecognized Impacts of Master Netting Arrangements (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Offsetting [Abstract]
Assets, Gross amounts presented in consolidated balance sheets	$ 101	$ 18
Assets, Gross amounts not offset in consolidated balance sheets	47	17
Assets, Net amounts	54	1
Liabilities, Gross amounts presented in Consolidated Balance Sheets	(49)	(195)
Liabilities, Gross amounts not offset in Consolidated Balance Sheets	(47)	(17)
Liabilities, Net Amounts	$ (2)	$ (178)